Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	2023	2022
Assets
Cash and cash equivalents	$1,436	$284
Investment in Quaint Oak Bank	67,859	50,966
Premises and equipment, net	1,388	1,432
Other assets	-	77
Total Assets	$70,683	$52,759

Liabilities and Stockholders’ Equity
Subordinated debt	$21,957	$7,966
Other liabilities	235	-
Stockholders’ equity	48,491	44,793
Total Liabilities and Stockholders’ Equity	$70,683	$52,759

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	2023	2022
Income
Rental income	$399	$-
Total Income	399	365

Expenses
Occupancy and equipment expense	115	122
Interest on subordinated debt	1,449	520
Other expenses	556	158
Total Expenses	2,120	800

Net Income Before Income Taxes	(1,721)	(435)
Equity in Undistributed Net Income of Subsidiary	3,380	8,207
Income Tax Benefit	361	91
Net Income	$2,020	$7,863

Comprehensive Income	$2,034	$7,816

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	2023	2022

Operating Activities
Net income	$2,020	$7,863
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Undistributed net income in subsidiary	(3,380)	(8,207)
Depreciation expense	50	53
Amortization of subordinated debt issuance costs	249	34
Stock-based compensation expense	225	511
Decrease (increase) in other assets	313	(62)
Net cash (used in) provided by operating activities	(523)	192

Investing Activities
Investment in Quaint Oak Bank	(13,500)	-
Purchase of property and equipment	(6)	(12)
Net cash used in investing activities	(13,506)	(12)

Financing Activities
Dividends paid	(1,154)	(1,018)
Proceeds from the issuance of Subordinate Debt	13,742	-
Proceeds from the reissuance of treasury stock for capital raise	-	2,383
Additional Paid-in Capital	-	(2,250)
Contribution of shares to ESOP	150	-
Proceeds from issuance of unallocated shares from authorized shares	1,645	-
Purchase of treasury stock	(433)	(49)
Proceeds from the reissuance of treasury stock under401(k) plan	289	100
Proceeds from the exercise of stock options	932	262
Net cash provided by (used in) financing activities	15,181	(572)

Net Increase (Decrease) in Cash and Cash Equivalents	1,152	(392)
Cash and Cash Equivalents-Beginning of Year	284	676
Cash and Cash Equivalents-End of Year	$1,436	$284